SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash and restricted cash, Expected credit losses, Prepayments, Inventories & Deposits and other assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 30, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Administrative penalty	$ 64,363	$ 138,381		$ 640,067
Restricted cash	$ 387,496
Credit period (in days)	180 days	30 days
Allowance for credit losses	$ 672,946	$ 2,345,747	$ 2,221,430
Recovery of allowance for expected credit losses	100,321	1,099,404	0
Impairment loss on inventories	0	0	$ 0
Prepayments, impairment losses	4,204	4,867
Deposits and other assets, allowance for credit losses	$ 90,000.00	$ 100,000
Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Credit period (in days)	180 days	180 days	90 days